Redeemable convertible preferred shares - Liquidation preference (Details)						12 Months Ended
	Jan. 01, 2018	Dec. 28, 2017	May 16, 2011	Feb. 21, 2011	Feb. 17, 2010	Dec. 31, 2017
Redeemable convertible preferred shares
Liquidation preference, percentage		110.00%
Series E Preferred Stock
Redeemable convertible preferred shares
Redemption price percentage	120.00%					100.00%
Series D Preferred Stock
Redeemable convertible preferred shares
Redemption price percentage	150.00%
Series B Preferred Stock
Redeemable convertible preferred shares
Redemption price percentage	150.00%					150.00%
Series B Preferred Stock | Equity valuation of the group of US 300M or higher
Redeemable convertible preferred shares
Liquidation preference, percentage			0.00%	0.00%
Series B Preferred Stock | Equity valuation of the group of greater than US $250M but less than US $300M
Redeemable convertible preferred shares
Liquidation preference, percentage			100.00%	100.00%
Series A Preferred Stock
Redeemable convertible preferred shares
Redemption price percentage	200.00%					200.00%
Series A Preferred Stock | Equity valuation of the group of US 300M or higher
Redeemable convertible preferred shares
Liquidation preference, percentage					0.00%
Series A Preferred Stock | Equity valuation of the group of greater than US $250M but less than US $300M
Redeemable convertible preferred shares
Liquidation preference, percentage					100.00%